Trade and other receivables	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Trade and other receivables
19. Trade and other receivables

Million US dollar	31 December 2024	31 December 2023

Cash deposits for guarantees	133	164
Loans to customers	8	2
Tax receivable, other than income tax	105	154
Brazilian tax credits and interest receivables	1 120	1 341
Trade and other receivables	212	280
Non-current trade and other receivables	1 577	1 941

Trade receivables and accrued income	3 792	4 347
Interest receivables	43	45
Tax receivable, other than income tax	416	479
Loans to customers	60	70
Prepaid expenses	493	474
Other receivables	467	609
Current trade and other receivables	5 270	6 024
Ambev’s tax credits and interest receivables are expected to be collected over a period exceeding 12 months after the reporting date. As of 31 December 2024, the total amount of such credits and interest receivables represented
1 120m US dollar (31 December 2023: 1 341m US dollar).
The carrying amount of trade and other receivables is a good approximation of their fair value as the impact of discounting is not significant. The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows for 31 December 2024 and 31 December 2023 respectively:

	Net carrying amount as of 31 December 2024	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	3 792	3 531	177	34	32	18
Loans to customers	68	58	-	-	10	-
Interest receivables	43	43	-	-	-	-
Other receivables	467	450	4	5	8	-
	4 369	4 082	181	38	50	18

	Net carrying amount as of 31 December 2023	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	4 347	4 118	162	43	18	6
Loans to customers	72	51	9	12	-	-
Interest receivables	45	45	-	-	-	-
Other receivables	609	580	9	7	11	2
	5 073	4 794	180	62	29	8

The above analysis of the age of financial assets that are past due as at the reporting date but not impaired also includes non-current
loans to customers. Past due amounts were not impaired when collection is still considered likely, for instance because the amounts can be recovered from the tax authorities, AB InBev has sufficient collateral, or the customer entered into a payment plan. Impairment losses on trade and other receivables recognized in the year ended 31 December 2024 amount to 56m US dollar (31 December 2023: 47m US dollar).
AB InBev’s exposure to credit, currency and interest rate risks is disclosed in Note 27
Risks arising from financial instruments
.